Document And Entity Information	Oct. 30, 2026
Document Information Line Items
Entity Central Index Key	0001787414
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Entity Registrant Name	Bogota Financial Corp.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-39180
Entity Tax Identification Number	84-3501231
Entity Address, Address Line One	819 Teaneck Road
Entity Address, City or Town	Teaneck
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07666
City Area Code	201
Local Phone Number	862-0660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	BSBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false